SCHEDULE OF RELATED PARTIES MATERIAL TRANSACTION (Details)	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Nagata Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of relationship	A company significantly influenced by the Company	A company significantly influenced by the Company
Sanae Kobayashi [Member]
Related Party Transaction [Line Items]
Nature of relationship	Director of Royal House	Director of Royal House
Yoshihiro Koshiba [Member]
Related Party Transaction [Line Items]
Nature of relationship		CEO of the Company
Metros Development Holdings Inc [Member]
Related Party Transaction [Line Items]
Nature of relationship		A company 100% controlled by the CEO of the Company (deregistered in November 2023)